SHARE OPTION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised options (in shares)	25,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Unrecognized compensation costs related to non-vested options granted	$ 0.2	$ 0.3
Average remaining vesting periods	8 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years